UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Mid Cap II
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	1.16%
Actual		$ 1,000.00	$ 1,014.00	$ 5.79
Hypothetical A		$ 1,000.00	$ 1,019.04	$ 5.81
Class T	1.35%
Actual		$ 1,000.00	$ 1,012.40	$ 6.74
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.91%
Actual		$ 1,000.00	$ 1,009.80	$ 9.52
Hypothetical A		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.86%
Actual		$ 1,000.00	$ 1,010.40	$ 9.27
Hypothetical A		$ 1,000.00	$ 1,015.57	$ 9.30
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,014.90	$ 4.55
Hypothetical A		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Advance Auto Parts, Inc.	3.3	4.2
Medco Health Solutions, Inc.	2.7	0.0
Reinsurance Group of America, Inc.	2.5	2.1
McKesson Corp.	2.3	0.2
Hasbro, Inc.	2.3	2.7
Applied Materials, Inc.	2.2	0.0
Allscripts-Misys Healthcare Solutions, Inc.	2.2	2.5
Vertex Pharmaceuticals, Inc.	2.1	2.4
eBay, Inc.	1.8	5.9
Rovi Corp.	1.6	0.6
	23.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	18.6
Health Care	18.7	17.4
Consumer Discretionary	15.3	18.1
Energy	9.7	6.7
Financials	9.6	10.5
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 87.3%		Stocks 85.1%
	Bonds† 0.0%		Bonds† 0.0%
	Short-Term Investments and Net Other Assets 12.7%		Short-Term Investments and Net Other Assets 14.9%
* Foreign investments	25.0%	** Foreign investments	22.3%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.7%
Autoliv, Inc.	30	$ 2,354
Exide Industries Ltd.	3,298,079	11,945,652
Fuel Systems Solutions, Inc. (a)(e)	561,318	14,004,884
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	621,735
		26,574,625
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	7,485,000	2,924,072
Diversified Consumer Services - 0.5%
DeVry, Inc.	14,634	865,308
Grand Canyon Education, Inc. (a)	923,084	13,089,331
MegaStudy Co. Ltd.	46,378	6,232,994
		20,187,633
Hotels, Restaurants & Leisure - 0.8%
Jubilant Foodworks Ltd. (a)	546,685	11,673,556
Papa John's International, Inc. (a)	200	6,652
Starbucks Corp.	493,074	19,471,492
		31,151,700
Internet & Catalog Retail - 0.0%
Netflix, Inc. (a)(e)	5,604	1,472,115
Start Today Co. Ltd.	7,900	157,717
		1,629,832
Leisure Equipment & Products - 2.3%
Hasbro, Inc.	1,930,659	84,813,850
Media - 3.7%
Den Networks Ltd. (a)	1,116,137	2,183,257
Discovery Communications, Inc. (a)	557,594	22,839,050
Proto Corp.	18,800	652,727
Sun TV Ltd.	3,851,566	29,954,707
The Walt Disney Co.	669,366	26,132,049
Time Warner, Inc.	1,555,965	56,590,447
Value Line, Inc.	41,042	550,373
		138,902,610
Multiline Retail - 0.2%
Clicks Group Ltd.	1,034,434	6,463,491
Marisa Lojas SA	800	12,197
Mothercare PLC	15,100	96,451
		6,572,139
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 6.9%
Advance Auto Parts, Inc.	2,134,032	$ 124,819,531
Guess?, Inc.	420,103	17,669,532
Ross Stores, Inc.	527,754	42,283,650
Sally Beauty Holdings, Inc. (a)(e)	1,804,023	30,848,793
TJX Companies, Inc.	345,464	18,147,224
Tsutsumi Jewelry Co. Ltd.	33,400	801,998
Urban Outfitters, Inc. (a)	865,351	24,359,631
		258,930,359
Textiles, Apparel & Luxury Goods - 0.1%
Daphne International Holdings Ltd.	5,544,000	4,944,307
TOTAL CONSUMER DISCRETIONARY		576,631,127
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	482,131	21,570,541
Food & Staples Retailing - 0.1%
Circle K Sunkus Co. Ltd.	124,700	1,945,438
Fresh Market, Inc.	2,900	112,172
Heng Tai Consumables Group Ltd.	5,793,316	580,690
		2,638,300
Food Products - 1.0%
Britannia Industries Ltd.	54,840	588,827
SunOpta, Inc. (a)	898,176	6,386,037
Want Want China Holdings Ltd.	29,965,000	29,072,606
		36,047,470
Household Products - 0.0%
Jyothy Laboratories Ltd.	172,532	841,398
Personal Products - 0.0%
Concern Kalina OJSC sponsored ADR	30,300	1,546,262
TOTAL CONSUMER STAPLES		62,643,971
ENERGY - 9.7%
Energy Equipment & Services - 7.2%
Atwood Oceanics, Inc. (a)	601,055	26,524,557
Dresser-Rand Group, Inc. (a)	380,698	20,462,518
Ensco International Ltd. ADR	658,001	35,071,453
FMC Technologies, Inc. (a)	221,500	9,920,985
Helix Energy Solutions Group, Inc. (a)	1,925,247	31,882,090
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	1,530,643	$ 37,715,044
Parker Drilling Co. (a)	1,840,016	10,764,094
Patterson-UTI Energy, Inc.	1,427,973	45,138,227
SinoTech Energy Ltd. ADR (e)	1,019,279	4,219,815
Unit Corp. (a)	161,634	9,848,360
Weatherford International Ltd. (a)	2,096,511	39,309,581
		270,856,724
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	187,565	23,143,645
Kodiak Oil & Gas Corp. (a)(e)	834,979	4,817,829
Magnum Hunter Resources Corp. (a)(e)	2,351,038	15,893,017
Pioneer Natural Resources Co.	215,177	19,273,404
Plains Exploration & Production Co. (a)	16,919	644,952
Talisman Energy, Inc.	462,300	9,496,229
Uranium One, Inc.	5,480,000	15,114,890
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	398,167	431,404
Whiting Petroleum Corp. (a)	72,800	4,143,048
		92,958,418
TOTAL ENERGY		363,815,142
FINANCIALS - 9.6%
Capital Markets - 3.0%
Invesco Ltd.	2,376,173	55,602,448
Janus Capital Group, Inc.	2,411,747	22,766,892
Marusan Securities Co. Ltd.	1,177,900	4,813,246
Northern Trust Corp.	243,866	11,208,081
SEI Investments Co.	396,959	8,935,547
Waddell & Reed Financial, Inc. Class A	255,336	9,281,464
		112,607,678
Commercial Banks - 1.0%
Bank of Baroda	206,102	4,119,856
Union Bank of India	4,910,529	32,339,860
		36,459,716
Consumer Finance - 0.3%
Discover Financial Services	420,800	11,256,400
Diversified Financial Services - 0.1%
CRISIL Ltd.	28,647	4,459,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.4%
Admiral Group	99,472	$ 2,651,664
Brasil Insurance Participacoes e Administracao SA	2,500	3,122,798
Lincoln National Corp.	152,733	4,351,363
Old Republic International Corp.	1,572,068	18,471,799
Porto Seguro SA	916,700	14,269,304
Progressive Corp.	708,702	15,152,049
Protective Life Corp.	637,783	14,751,921
Reinsurance Group of America, Inc.	1,528,832	93,044,716
		165,815,614
Real Estate Management & Development - 0.8%
Goldcrest Co. Ltd.	476,410	9,906,370
Housing Development and Infrastructure Ltd. (a)	530,773	1,899,271
Iguatemi Empresa de Shopping Centers SA	268,100	6,586,148
Kenedix, Inc. (a)	14,041	2,460,504
Sobha Developers Ltd.	80,767	468,803
Songbird Estates PLC Class B (a)	1,642	4,045
Wharf Holdings Ltd.	1,380,000	9,585,119
		30,910,260
TOTAL FINANCIALS		361,508,824
HEALTH CARE - 18.7%
Biotechnology - 2.9%
3SBio, Inc. sponsored ADR (a)	179,699	3,132,154
Abcam PLC	501,100	3,351,568
Ardea Biosciences, Inc. (a)	88,491	2,252,981
Genomic Health, Inc. (a)	603,721	16,849,853
ImmunoGen, Inc. (a)	70,494	859,322
Nanosphere, Inc. (a)	277,129	501,603
Sangamo Biosciences, Inc. (a)(e)	218,068	1,284,421
Vertex Pharmaceuticals, Inc. (a)	1,513,788	78,701,838
		106,933,740
Health Care Equipment & Supplies - 2.9%
CareFusion Corp. (a)	33,200	902,044
Edwards Lifesciences Corp. (a)	431,404	37,609,801
Genmark Diagnostics, Inc.	276,200	1,610,246
Kinetic Concepts, Inc. (a)	697,060	40,171,568
Nobel Biocare Holding AG (Switzerland)	261,722	5,335,929
NxStage Medical, Inc. (a)	473,549	9,859,290
Opto Circuits India Ltd.	562,327	3,763,546
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)(e)	305,729	$ 4,631,794
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,156,000	5,992,267
		109,876,485
Health Care Providers & Services - 5.6%
IPC The Hospitalist Co., Inc. (a)	93,768	4,346,147
Laboratory Corp. of America Holdings (a)	175,219	16,959,447
McKesson Corp.	1,038,400	86,862,160
Medco Health Solutions, Inc. (a)	1,788,100	101,063,412
		209,231,166
Health Care Technology - 4.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,169,532	80,972,311
athenahealth, Inc. (a)(e)	919,317	37,783,929
Cerner Corp. (a)(e)	821,189	50,182,860
Computer Programs & Systems, Inc.	68,344	4,338,477
So-net M3, Inc. (e)	153	1,113,583
		174,391,160
Life Sciences Tools & Services - 1.7%
Albany Molecular Research, Inc. (a)	100	481
QIAGEN NV (a)	368,719	7,013,035
Thermo Fisher Scientific, Inc. (a)	898,219	57,836,321
		64,849,837
Pharmaceuticals - 1.0%
Aspen Pharmacare Holdings Ltd.	607,950	7,552,397
Cadila Healthcare Ltd.	91,202	1,876,446
China Pharma Holdings, Inc. (a)(e)	9,700	21,825
Cipla Ltd.	788,501	5,848,829
Pharmstandard OJSC unit (a)	447,900	10,212,120
Piramal Healthcare Ltd.	397,747	3,540,777
Questcor Pharmaceuticals, Inc. (a)	307,308	7,406,123
Unichem Laboratories Ltd.	417,088	1,408,361
		37,866,878
TOTAL HEALTH CARE		703,149,266
INDUSTRIALS - 4.1%
Air Freight & Logistics - 0.6%
Deutsche Post AG	1,116,727	21,459,557
Airlines - 0.8%
Copa Holdings SA Class A	429,200	28,644,808
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.0%
Blue Star Ltd.	328,890	$ 2,192,354
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	833,600	620,102
EnerNOC, Inc. (a)(e)	138,748	2,183,894
		2,803,996
Construction & Engineering - 0.1%
Fluor Corp.	79,933	5,168,468
Raubex Group Ltd.	100	238
		5,168,706
Electrical Equipment - 0.3%
Acuity Brands, Inc.	190,365	10,618,560
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	189,517	9,329,922
Koninklijke Philips Electronics NV	544,208	13,987,625
Max India Ltd. (a)	1,352,559	5,556,614
		28,874,161
Machinery - 0.7%
AGCO Corp. (a)	172,969	8,537,750
Bell Equipment Ltd. (a)	3,076	6,460
CIRCOR International, Inc.	85,399	3,657,639
Eaton Corp.	69,955	3,599,185
EVA Precision Industrial Holdings Ltd.	5,640,000	1,724,959
Fanuc Corp.	30,000	5,015,446
Nippon Thompson Co. Ltd.	509,000	4,205,274
Uzel Makina Sanayi AS (a)	101,200	1
		26,746,714
Professional Services - 0.7%
Corporate Executive Board Co.	143,554	6,266,132
eClerx	263,411	4,982,853
en-japan, Inc.	551	723,531
Equifax, Inc.	121,700	4,225,424
JobStreet Corp. Bhd	686,900	666,540
Randstad Holdings NV	193,740	8,956,273
		25,820,753
TOTAL INDUSTRIALS		152,329,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.4%
DG FastChannel, Inc. (a)	325,365	$ 10,427,948
HTC Corp.	169,000	5,668,837
MIC Electronics Ltd. (a)	470,196	146,969
		16,243,754
Computers & Peripherals - 1.0%
Gemalto NV	782,949	37,443,473
Lenovo Group Ltd. ADR	2,700	30,726
		37,474,199
Electronic Equipment & Components - 3.0%
Corning, Inc.	3,265,600	59,270,640
Digital China Holdings Ltd. (H Shares)	9,299,000	15,056,690
Ingenico SA	628,251	30,632,945
Itron, Inc. (a)	135,057	6,504,345
		111,464,620
Internet Software & Services - 4.0%
Constant Contact, Inc. (a)(e)	281,538	7,145,434
DeNA Co. Ltd.	513,200	22,065,450
eBay, Inc. (a)	2,088,967	67,410,965
INFO Edge India Ltd.	17,140	277,339
Kakaku.com, Inc.	1,022	7,184,760
NHN Corp. (a)	18,049	3,197,058
Support.com, Inc. (a)	296,152	1,421,530
ValueClick, Inc. (a)	45,031	747,515
VeriSign, Inc.	303,003	10,138,480
VistaPrint Ltd. (a)	372,721	17,834,700
WebMD Health Corp. (a)	282,360	12,869,969
		150,293,200
IT Services - 2.3%
Computer Task Group, Inc. (a)	13,408	176,583
Fiserv, Inc. (a)	622,753	39,003,020
MasterCard, Inc. Class A	136,492	41,130,499
Wipro Ltd. sponsored ADR (e)	466,700	6,146,439
		86,456,541
Office Electronics - 0.9%
Xerox Corp.	3,481,265	36,239,969
Semiconductors & Semiconductor Equipment - 5.3%
Aixtron AG	40	1,365
Altera Corp.	303,476	14,066,113
Applied Materials, Inc.	6,294,217	81,887,763
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Entegris, Inc. (a)	2,074,963	$ 20,998,626
Kontron AG	1,177,422	12,569,755
Marvell Technology Group Ltd. (a)	1,900,369	28,058,948
PMC-Sierra, Inc. (a)	3,871,424	29,306,680
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,805,500	11,230,210
		198,119,460
Software - 5.1%
ebix.com, Inc. (a)	19,643	374,199
Electronic Arts, Inc. (a)	794,134	18,741,562
Intuit, Inc. (a)	1,126,649	58,428,017
Kingdee International Software Group Co. Ltd.	19,099,200	10,259,216
Longtop Financial Technologies Ltd. ADR (a)(e)	1,397,200	2,644,900
NetSuite, Inc. (a)	54	2,117
Rovi Corp. (a)	1,067,755	61,246,427
Solera Holdings, Inc.	249,870	14,782,309
Ubisoft Entertainment SA (a)(e)	2,191,681	21,973,627
VanceInfo Technologies, Inc. ADR (a)(e)	148,800	3,438,768
		191,891,142
TOTAL INFORMATION TECHNOLOGY		828,182,885
MATERIALS - 5.4%
Chemicals - 0.3%
Zoltek Companies, Inc. (a)(e)	1,173,505	12,357,008
Metals & Mining - 5.1%
Barrick Gold Corp.	119,500	5,426,073
Centerra Gold, Inc.	209,900	3,482,372
Eldorado Gold Corp.	176,100	2,598,406
Goldcorp, Inc.	288,700	13,965,009
IAMGOLD Corp.	1,552,800	29,207,582
Kinross Gold Corp.	2,831,849	44,721,133
Kinross Gold Corp. warrants 9/17/14 (a)	35,453	90,066
Newcrest Mining Ltd.	1,404,727	56,812,744
Newmont Mining Corp.	472,752	25,514,425
Yamana Gold, Inc.	667,333	7,791,549
		189,609,359
TOTAL MATERIALS		201,966,367
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc. (a)	592,731	$ 25,119,940
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	190,630	3,074,862
TOTAL COMMON STOCKS (Cost $2,841,169,737)		3,278,421,993
Nonconvertible Bonds - 0.0%
Principal Amount (d)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (f) (Cost $29,180)	INR	10,968	40,795
Money Market Funds - 14.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	442,290,688	442,290,688
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	97,535,264	97,535,264
TOTAL MONEY MARKET FUNDS (Cost $539,825,952)		539,825,952
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,381,024,869)		3,818,288,740
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(62,044,443)
NET ASSETS - 100%		$ 3,756,244,297
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's Financial Statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 485,277
Fidelity Securities Lending Cash Central Fund	383,835
Total	$ 869,112
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 576,631,127	$ 575,018,685	$ 1,612,442	$ -
Consumer Staples	62,643,971	60,698,533	1,945,438	-
Energy	363,815,142	363,383,738	431,404	-
Financials	361,508,824	307,868,988	53,639,836	-
Health Care	703,149,266	702,035,683	1,113,583	-
Industrials	152,329,609	128,397,732	23,931,876	1
Information Technology	828,182,885	796,286,410	29,251,575	2,644,900
Materials	201,966,367	201,966,367	-	-
Telecommunication Services	25,119,940	25,119,940	-	-
Utilities	3,074,862	3,074,862	-	-
Corporate Bonds	40,795	-	40,795	-
Money Market Funds	539,825,952	539,825,952	-	-
Total Investments in Securities:	$ 3,818,288,740	$ 3,703,676,890	$ 111,966,949	$ 2,644,901
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(47,905,796)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	50,550,696
Transfers out of Level 3	-
Ending Balance	$ 2,644,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (47,905,796)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.0%
Canada	4.0%
India	3.4%
Bermuda	2.7%
Netherlands	1.9%
Cayman Islands	1.8%
Japan	1.6%
Australia	1.5%
France	1.4%
Switzerland	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $254,193,303 of which $1,322,836, $51,204,865 and $201,665,602 will expire in fiscal 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,665,459) - See accompanying schedule: Unaffiliated issuers (cost $2,841,198,917)	$ 3,278,462,788
Fidelity Central Funds (cost $539,825,952)	539,825,952
Total Investments (cost $3,381,024,869)		$ 3,818,288,740
Foreign currency held at value (cost $16)		16
Receivable for investments sold		41,723,051
Receivable for fund shares sold		7,392,937
Dividends receivable		1,906,209
Interest receivable		805
Distributions receivable from Fidelity Central Funds		71,614
Other receivables		88,649
Total assets		3,869,472,021

Liabilities
Payable to custodian bank	$ 140,046
Payable for investments purchased	5,199,941
Payable for fund shares redeemed	5,820,277
Accrued management fee	1,707,762
Distribution and service plan fees payable	894,157
Other affiliated payables	1,004,421
Other payables and accrued expenses	925,856
Collateral on securities loaned, at value	97,535,264
Total liabilities		113,227,724

Net Assets		$ 3,756,244,297
Net Assets consist of:
Paid in capital		$ 3,215,722,444
Accumulated net investment loss		(7,139,767)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,150,017
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		436,511,603
Net Assets		$ 3,756,244,297

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,681,003,404 ÷ 92,617,938 shares)	$ 18.15

Maximum offering price per share (100/94.25 of $18.15)	$ 19.26
Class T: Net Asset Value and redemption price per share ($528,532,973 ÷ 29,339,393 shares)	$ 18.01

Maximum offering price per share (100/96.50 of $18.01)	$ 18.66
Class B: Net Asset Value and offering price per share ($77,576,122 ÷ 4,438,056 shares)A	$ 17.48

Class C: Net Asset Value and offering price per share ($328,767,512 ÷ 18,788,099 shares)A	$ 17.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,140,364,286 ÷ 62,008,818 shares)	$ 18.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 14,252,436
Interest		9,767
Income from Fidelity Central Funds		869,112
Total income		15,131,315

Expenses
Management fee	$ 10,309,250
Transfer agent fees	5,384,834
Distribution and service plan fees	5,488,080
Accounting and security lending fees	523,405
Custodian fees and expenses	158,406
Independent trustees' compensation	9,233
Registration fees	176,336
Audit	52,306
Legal	3,030
Miscellaneous	18,306
Total expenses before reductions	22,123,186
Expense reductions	(148,050)	21,975,136
Net investment income (loss)		(6,843,821)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	383,080,421
Foreign currency transactions	(127,707)
Total net realized gain (loss)		382,952,714
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $743,110)	(334,025,858)
Assets and liabilities in foreign currencies	51,751
Total change in net unrealized appreciation (depreciation)		(334,974,107)
Net gain (loss)		48,978,607
Net increase (decrease) in net assets resulting from operations		$ 42,134,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,843,821)	$ (4,813,431)
Net realized gain (loss)	382,952,714	220,312,624
Change in net unrealized appreciation (depreciation)	(334,974,107)	431,094,230
Net increase (decrease) in net assets resulting from operations	42,134,786	646,593,423
Distributions to shareholders from net realized gain	-	(3,659,426)
Share transactions - net increase (decrease)	330,956,532	706,448,934
Total increase (decrease) in net assets	373,091,318	1,349,382,931

Net Assets
Beginning of period	3,383,152,979	2,033,770,048
End of period (including accumulated net investment loss of $7,139,767 and accumulated net investment loss of $295,946, respectively)	$ 3,756,244,297	$ 3,383,152,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.90	$ 14.17	$ 10.30	$ 17.05	$ 16.17	$ 14.61
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	- K	.01	.02	.01
Net realized and unrealized gain (loss)	.28	3.78	3.93	(6.68)	2.40	1.72
Total from investment operations	.25	3.76	3.93	(6.67)	2.42	1.73
Distributions from net realized gain	-	(.03)	(.06)	(.08)	(1.54)	(.17)
Net asset value, end of period	$ 18.15	$ 17.90	$ 14.17	$ 10.30	$ 17.05	$ 16.17
Total Return B, C, D	1.40%	26.56%	38.17%	(39.30)%	15.02%	11.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.16%	1.18%	1.22%	1.14%	1.22%
Expenses net of fee waivers, if any	1.16% A	1.16%	1.18%	1.22%	1.14%	1.22%
Expenses net of all reductions	1.15% A	1.15%	1.17%	1.21%	1.13%	1.20%
Net investment income (loss)	(.34)% A	(.13)%	-% H	.04%	.12%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,681,003	$ 1,525,295	$ 790,594	$ 515,659	$ 722,244	$ 443,523
Portfolio turnover rate G	85% A	42%	60%	147% J	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.79	$ 14.11	$ 10.26	$ 17.01	$ 16.12	$ 14.58
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.03)	(.03)	(.01)	(.01)
Net realized and unrealized gain (loss)	.27	3.76	3.91	(6.64)	2.38	1.72
Total from investment operations	.22	3.71	3.88	(6.67)	2.37	1.71
Distributions from net realized gain	-	(.03)	(.03)	(.08)	(1.48)	(.17)
Net asset value, end of period	$ 18.01	$ 17.79	$ 14.11	$ 10.26	$ 17.01	$ 16.12
Total Return B, C, D	1.24%	26.31%	37.82%	(39.39)%	14.74%	11.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35% A	1.37%	1.42%	1.43%	1.33%	1.37%
Expenses net of fee waivers, if any	1.35% A	1.37%	1.42%	1.43%	1.33%	1.37%
Expenses net of all reductions	1.34% A	1.37%	1.41%	1.42%	1.32%	1.34%
Net investment income (loss)	(.53)% A	(.34)%	(.23)%	(.18)%	(.06)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,533	$ 523,899	$ 416,952	$ 311,520	$ 597,895	$ 606,383
Portfolio turnover rate G	85% A	42%	60%	147% I	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.31	$ 13.81	$ 10.07	$ 16.79	$ 15.95	$ 14.49
Income from Investment Operations
Net investment income (loss) E	(.10)	(.13)	(.09)	(.10)	(.11)	(.11)
Net realized and unrealized gain (loss)	.27	3.66	3.83	(6.54)	2.35	1.71
Total from investment operations	.17	3.53	3.74	(6.64)	2.24	1.60
Distributions from net realized gain	-	(.03)	-	(.08)	(1.40)	(.14)
Net asset value, end of period	$ 17.48	$ 17.31	$ 13.81	$ 10.07	$ 16.79	$ 15.95
Total Return B, C, D	.98%	25.58%	37.14%	(39.73)%	14.05%	11.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.91%	1.96%	1.99%	1.92%	2.01%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.96%	1.99%	1.92%	2.00%
Expenses net of all reductions	1.90% A	1.91%	1.95%	1.98%	1.91%	1.98%
Net investment income (loss)	(1.09)% A	(.88)%	(.78)%	(.74)%	(.65)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,576	$ 83,330	$ 73,184	$ 57,954	$ 105,828	$ 92,932
Portfolio turnover rate G	85% A	42%	60%	147% I	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.32	$ 13.81	$ 10.07	$ 16.80	$ 15.96	$ 14.49
Income from Investment Operations
Net investment income (loss) E	(.09)	(.13)	(.09)	(.10)	(.11)	(.10)
Net realized and unrealized gain (loss)	.27	3.67	3.83	(6.55)	2.36	1.71
Total from investment operations	.18	3.54	3.74	(6.65)	2.25	1.61
Distributions from net realized gain	-	(.03)	-	(.08)	(1.41)	(.14)
Net asset value, end of period	$ 17.50	$ 17.32	$ 13.81	$ 10.07	$ 16.80	$ 15.96
Total Return B, C, D	1.04%	25.65%	37.14%	(39.77)%	14.14%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.88%	1.94%	1.98%	1.89%	1.96%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.94%	1.98%	1.89%	1.96%
Expenses net of all reductions	1.86% A	1.88%	1.93%	1.97%	1.88%	1.94%
Net investment income (loss)	(1.04)% A	(.85)%	(.76)%	(.73)%	(.62)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,768	$ 299,688	$ 217,164	$ 156,528	$ 280,738	$ 215,143
Portfolio turnover rate G	85% A	42%	60%	147% I	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.12	$ 14.31	$ 10.39	$ 17.15	$ 16.25	$ 14.64
Income from Investment Operations
Net investment income (loss) D	(.01)	.02	.03	.04	.07	.05
Net realized and unrealized gain (loss)	.28	3.82	3.98	(6.72)	2.41	1.73
Total from investment operations	.27	3.84	4.01	(6.68)	2.48	1.78
Distributions from net realized gain	-	(.03)	(.09)	(.08)	(1.58)	(.17)
Net asset value, end of period	$ 18.39	$ 18.12	$ 14.31	$ 10.39	$ 17.15	$ 16.25
Total Return B, C	1.49%	26.86%	38.55%	(39.13)%	15.29%	12.15%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.90%	.95%	.97%	.89%	.96%
Expenses net of fee waivers, if any	.91% A	.90%	.95%	.97%	.89%	.96%
Expenses net of all reductions	.90% A	.90%	.94%	.96%	.88%	.94%
Net investment income (loss)	(.08)% A	.13%	.23%	.28%	.38%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,140,364	$ 950,940	$ 535,875	$ 402,675	$ 492,774	$ 308,470
Portfolio turnover rate F	85% A	42%	60%	147%H	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), foreign currency transactions, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 617,830,212
Gross unrealized depreciation	(189,803,129)
Net unrealized appreciation (depreciation) on securities and other investments	$ 428,027,083

Tax cost	$ 3,390,261,657

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,680,691,620 and $1,332,511,597, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,077,581	$ 54,584
Class T	.25%	.25%	1,358,126	17,994
Class B	.75%	.25%	412,709	310,585
Class C	.75%	.25%	1,639,664	344,881
			$ 5,488,080	$ 728,044

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 216,494
Class T	44,438
Class B*	55,836
Class C*	14,111
$ 330,879

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,539,570.31
Class T	660,177.24
Class B	125,686.30
Class C	422,601.26
Institutional Class	1,636,800.30
	$ 5,384,834

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,426 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,922 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $383,835, including $399 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $147,933 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $117.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net realized gain
Class A	$ -	$ 1,428,177
Class T	-	728,544
Class B	-	132,104
Class C	-	392,552
Institutional Class	-	978,049
Total	$ -	$ 3,659,426

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	19,610,889	45,882,673	$ 360,396,556	$ 705,546,397
Reinvestment of distributions	-	97,533	-	1,322,558
Shares redeemed	(12,189,970)	(16,568,250)	(223,906,605)	(259,301,680)
Net increase (decrease)	7,420,919	29,411,956	$ 136,489,951	$ 447,567,275
Class T
Shares sold	4,874,919	8,992,193	$ 88,761,394	$ 140,576,744
Reinvestment of distributions	-	52,213	-	704,876
Shares redeemed	(4,990,819)	(9,139,873)	(91,124,853)	(139,865,239)
Net increase (decrease)	(115,900)	(95,467)	$ (2,363,459)	$ 1,416,381
Class B
Shares sold	140,565	710,595	$ 2,485,693	$ 10,561,863
Reinvestment of distributions	-	9,456	-	124,824
Shares redeemed	(517,363)	(1,206,459)	(9,153,275)	(18,193,766)
Net increase (decrease)	(376,798)	(486,408)	$ (6,667,582)	$ (7,507,079)
Class C
Shares sold	3,501,463	4,792,532	$ 62,208,123	$ 73,941,811
Reinvestment of distributions	-	26,366	-	348,036
Shares redeemed	(2,014,829)	(3,239,576)	(35,641,513)	(48,201,255)
Net increase (decrease)	1,486,634	1,579,322	$ 26,566,610	$ 26,088,592
Institutional Class
Shares sold	16,719,185	25,453,369	$ 310,484,725	$ 404,320,606
Reinvestment of distributions	-	60,911	-	833,868
Shares redeemed	(7,198,642)	(10,486,374)	(133,553,713)	(166,270,709)
Net increase (decrease)	9,520,543	15,027,906	$ 176,931,012	$ 238,883,765

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMP-USAN-0811
1.801445.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Mid Cap II
Fund - Institutional Class

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

´James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	1.16%
Actual		$ 1,000.00	$ 1,014.00	$ 5.79
Hypothetical A		$ 1,000.00	$ 1,019.04	$ 5.81
Class T	1.35%
Actual		$ 1,000.00	$ 1,012.40	$ 6.74
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Class B	1.91%
Actual		$ 1,000.00	$ 1,009.80	$ 9.52
Hypothetical A		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.86%
Actual		$ 1,000.00	$ 1,010.40	$ 9.27
Hypothetical A		$ 1,000.00	$ 1,015.57	$ 9.30
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,014.90	$ 4.55
Hypothetical A		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Advance Auto Parts, Inc.	3.3	4.2
Medco Health Solutions, Inc.	2.7	0.0
Reinsurance Group of America, Inc.	2.5	2.1
McKesson Corp.	2.3	0.2
Hasbro, Inc.	2.3	2.7
Applied Materials, Inc.	2.2	0.0
Allscripts-Misys Healthcare Solutions, Inc.	2.2	2.5
Vertex Pharmaceuticals, Inc.	2.1	2.4
eBay, Inc.	1.8	5.9
Rovi Corp.	1.6	0.6
	23.0
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	18.6
Health Care	18.7	17.4
Consumer Discretionary	15.3	18.1
Energy	9.7	6.7
Financials	9.6	10.5
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 87.3%		Stocks 85.1%
	Bonds† 0.0%		Bonds† 0.0%
	Short-Term Investments and Net Other Assets 12.7%		Short-Term Investments and Net Other Assets 14.9%
* Foreign investments	25.0%	** Foreign investments	22.3%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.7%
Autoliv, Inc.	30	$ 2,354
Exide Industries Ltd.	3,298,079	11,945,652
Fuel Systems Solutions, Inc. (a)(e)	561,318	14,004,884
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	621,735
		26,574,625
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	7,485,000	2,924,072
Diversified Consumer Services - 0.5%
DeVry, Inc.	14,634	865,308
Grand Canyon Education, Inc. (a)	923,084	13,089,331
MegaStudy Co. Ltd.	46,378	6,232,994
		20,187,633
Hotels, Restaurants & Leisure - 0.8%
Jubilant Foodworks Ltd. (a)	546,685	11,673,556
Papa John's International, Inc. (a)	200	6,652
Starbucks Corp.	493,074	19,471,492
		31,151,700
Internet & Catalog Retail - 0.0%
Netflix, Inc. (a)(e)	5,604	1,472,115
Start Today Co. Ltd.	7,900	157,717
		1,629,832
Leisure Equipment & Products - 2.3%
Hasbro, Inc.	1,930,659	84,813,850
Media - 3.7%
Den Networks Ltd. (a)	1,116,137	2,183,257
Discovery Communications, Inc. (a)	557,594	22,839,050
Proto Corp.	18,800	652,727
Sun TV Ltd.	3,851,566	29,954,707
The Walt Disney Co.	669,366	26,132,049
Time Warner, Inc.	1,555,965	56,590,447
Value Line, Inc.	41,042	550,373
		138,902,610
Multiline Retail - 0.2%
Clicks Group Ltd.	1,034,434	6,463,491
Marisa Lojas SA	800	12,197
Mothercare PLC	15,100	96,451
		6,572,139
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 6.9%
Advance Auto Parts, Inc.	2,134,032	$ 124,819,531
Guess?, Inc.	420,103	17,669,532
Ross Stores, Inc.	527,754	42,283,650
Sally Beauty Holdings, Inc. (a)(e)	1,804,023	30,848,793
TJX Companies, Inc.	345,464	18,147,224
Tsutsumi Jewelry Co. Ltd.	33,400	801,998
Urban Outfitters, Inc. (a)	865,351	24,359,631
		258,930,359
Textiles, Apparel & Luxury Goods - 0.1%
Daphne International Holdings Ltd.	5,544,000	4,944,307
TOTAL CONSUMER DISCRETIONARY		576,631,127
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	482,131	21,570,541
Food & Staples Retailing - 0.1%
Circle K Sunkus Co. Ltd.	124,700	1,945,438
Fresh Market, Inc.	2,900	112,172
Heng Tai Consumables Group Ltd.	5,793,316	580,690
		2,638,300
Food Products - 1.0%
Britannia Industries Ltd.	54,840	588,827
SunOpta, Inc. (a)	898,176	6,386,037
Want Want China Holdings Ltd.	29,965,000	29,072,606
		36,047,470
Household Products - 0.0%
Jyothy Laboratories Ltd.	172,532	841,398
Personal Products - 0.0%
Concern Kalina OJSC sponsored ADR	30,300	1,546,262
TOTAL CONSUMER STAPLES		62,643,971
ENERGY - 9.7%
Energy Equipment & Services - 7.2%
Atwood Oceanics, Inc. (a)	601,055	26,524,557
Dresser-Rand Group, Inc. (a)	380,698	20,462,518
Ensco International Ltd. ADR	658,001	35,071,453
FMC Technologies, Inc. (a)	221,500	9,920,985
Helix Energy Solutions Group, Inc. (a)	1,925,247	31,882,090
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	1,530,643	$ 37,715,044
Parker Drilling Co. (a)	1,840,016	10,764,094
Patterson-UTI Energy, Inc.	1,427,973	45,138,227
SinoTech Energy Ltd. ADR (e)	1,019,279	4,219,815
Unit Corp. (a)	161,634	9,848,360
Weatherford International Ltd. (a)	2,096,511	39,309,581
		270,856,724
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	187,565	23,143,645
Kodiak Oil & Gas Corp. (a)(e)	834,979	4,817,829
Magnum Hunter Resources Corp. (a)(e)	2,351,038	15,893,017
Pioneer Natural Resources Co.	215,177	19,273,404
Plains Exploration & Production Co. (a)	16,919	644,952
Talisman Energy, Inc.	462,300	9,496,229
Uranium One, Inc.	5,480,000	15,114,890
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	398,167	431,404
Whiting Petroleum Corp. (a)	72,800	4,143,048
		92,958,418
TOTAL ENERGY		363,815,142
FINANCIALS - 9.6%
Capital Markets - 3.0%
Invesco Ltd.	2,376,173	55,602,448
Janus Capital Group, Inc.	2,411,747	22,766,892
Marusan Securities Co. Ltd.	1,177,900	4,813,246
Northern Trust Corp.	243,866	11,208,081
SEI Investments Co.	396,959	8,935,547
Waddell & Reed Financial, Inc. Class A	255,336	9,281,464
		112,607,678
Commercial Banks - 1.0%
Bank of Baroda	206,102	4,119,856
Union Bank of India	4,910,529	32,339,860
		36,459,716
Consumer Finance - 0.3%
Discover Financial Services	420,800	11,256,400
Diversified Financial Services - 0.1%
CRISIL Ltd.	28,647	4,459,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.4%
Admiral Group	99,472	$ 2,651,664
Brasil Insurance Participacoes e Administracao SA	2,500	3,122,798
Lincoln National Corp.	152,733	4,351,363
Old Republic International Corp.	1,572,068	18,471,799
Porto Seguro SA	916,700	14,269,304
Progressive Corp.	708,702	15,152,049
Protective Life Corp.	637,783	14,751,921
Reinsurance Group of America, Inc.	1,528,832	93,044,716
		165,815,614
Real Estate Management & Development - 0.8%
Goldcrest Co. Ltd.	476,410	9,906,370
Housing Development and Infrastructure Ltd. (a)	530,773	1,899,271
Iguatemi Empresa de Shopping Centers SA	268,100	6,586,148
Kenedix, Inc. (a)	14,041	2,460,504
Sobha Developers Ltd.	80,767	468,803
Songbird Estates PLC Class B (a)	1,642	4,045
Wharf Holdings Ltd.	1,380,000	9,585,119
		30,910,260
TOTAL FINANCIALS		361,508,824
HEALTH CARE - 18.7%
Biotechnology - 2.9%
3SBio, Inc. sponsored ADR (a)	179,699	3,132,154
Abcam PLC	501,100	3,351,568
Ardea Biosciences, Inc. (a)	88,491	2,252,981
Genomic Health, Inc. (a)	603,721	16,849,853
ImmunoGen, Inc. (a)	70,494	859,322
Nanosphere, Inc. (a)	277,129	501,603
Sangamo Biosciences, Inc. (a)(e)	218,068	1,284,421
Vertex Pharmaceuticals, Inc. (a)	1,513,788	78,701,838
		106,933,740
Health Care Equipment & Supplies - 2.9%
CareFusion Corp. (a)	33,200	902,044
Edwards Lifesciences Corp. (a)	431,404	37,609,801
Genmark Diagnostics, Inc.	276,200	1,610,246
Kinetic Concepts, Inc. (a)	697,060	40,171,568
Nobel Biocare Holding AG (Switzerland)	261,722	5,335,929
NxStage Medical, Inc. (a)	473,549	9,859,290
Opto Circuits India Ltd.	562,327	3,763,546
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)(e)	305,729	$ 4,631,794
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,156,000	5,992,267
		109,876,485
Health Care Providers & Services - 5.6%
IPC The Hospitalist Co., Inc. (a)	93,768	4,346,147
Laboratory Corp. of America Holdings (a)	175,219	16,959,447
McKesson Corp.	1,038,400	86,862,160
Medco Health Solutions, Inc. (a)	1,788,100	101,063,412
		209,231,166
Health Care Technology - 4.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,169,532	80,972,311
athenahealth, Inc. (a)(e)	919,317	37,783,929
Cerner Corp. (a)(e)	821,189	50,182,860
Computer Programs & Systems, Inc.	68,344	4,338,477
So-net M3, Inc. (e)	153	1,113,583
		174,391,160
Life Sciences Tools & Services - 1.7%
Albany Molecular Research, Inc. (a)	100	481
QIAGEN NV (a)	368,719	7,013,035
Thermo Fisher Scientific, Inc. (a)	898,219	57,836,321
		64,849,837
Pharmaceuticals - 1.0%
Aspen Pharmacare Holdings Ltd.	607,950	7,552,397
Cadila Healthcare Ltd.	91,202	1,876,446
China Pharma Holdings, Inc. (a)(e)	9,700	21,825
Cipla Ltd.	788,501	5,848,829
Pharmstandard OJSC unit (a)	447,900	10,212,120
Piramal Healthcare Ltd.	397,747	3,540,777
Questcor Pharmaceuticals, Inc. (a)	307,308	7,406,123
Unichem Laboratories Ltd.	417,088	1,408,361
		37,866,878
TOTAL HEALTH CARE		703,149,266
INDUSTRIALS - 4.1%
Air Freight & Logistics - 0.6%
Deutsche Post AG	1,116,727	21,459,557
Airlines - 0.8%
Copa Holdings SA Class A	429,200	28,644,808
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.0%
Blue Star Ltd.	328,890	$ 2,192,354
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	833,600	620,102
EnerNOC, Inc. (a)(e)	138,748	2,183,894
		2,803,996
Construction & Engineering - 0.1%
Fluor Corp.	79,933	5,168,468
Raubex Group Ltd.	100	238
		5,168,706
Electrical Equipment - 0.3%
Acuity Brands, Inc.	190,365	10,618,560
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	189,517	9,329,922
Koninklijke Philips Electronics NV	544,208	13,987,625
Max India Ltd. (a)	1,352,559	5,556,614
		28,874,161
Machinery - 0.7%
AGCO Corp. (a)	172,969	8,537,750
Bell Equipment Ltd. (a)	3,076	6,460
CIRCOR International, Inc.	85,399	3,657,639
Eaton Corp.	69,955	3,599,185
EVA Precision Industrial Holdings Ltd.	5,640,000	1,724,959
Fanuc Corp.	30,000	5,015,446
Nippon Thompson Co. Ltd.	509,000	4,205,274
Uzel Makina Sanayi AS (a)	101,200	1
		26,746,714
Professional Services - 0.7%
Corporate Executive Board Co.	143,554	6,266,132
eClerx	263,411	4,982,853
en-japan, Inc.	551	723,531
Equifax, Inc.	121,700	4,225,424
JobStreet Corp. Bhd	686,900	666,540
Randstad Holdings NV	193,740	8,956,273
		25,820,753
TOTAL INDUSTRIALS		152,329,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.4%
DG FastChannel, Inc. (a)	325,365	$ 10,427,948
HTC Corp.	169,000	5,668,837
MIC Electronics Ltd. (a)	470,196	146,969
		16,243,754
Computers & Peripherals - 1.0%
Gemalto NV	782,949	37,443,473
Lenovo Group Ltd. ADR	2,700	30,726
		37,474,199
Electronic Equipment & Components - 3.0%
Corning, Inc.	3,265,600	59,270,640
Digital China Holdings Ltd. (H Shares)	9,299,000	15,056,690
Ingenico SA	628,251	30,632,945
Itron, Inc. (a)	135,057	6,504,345
		111,464,620
Internet Software & Services - 4.0%
Constant Contact, Inc. (a)(e)	281,538	7,145,434
DeNA Co. Ltd.	513,200	22,065,450
eBay, Inc. (a)	2,088,967	67,410,965
INFO Edge India Ltd.	17,140	277,339
Kakaku.com, Inc.	1,022	7,184,760
NHN Corp. (a)	18,049	3,197,058
Support.com, Inc. (a)	296,152	1,421,530
ValueClick, Inc. (a)	45,031	747,515
VeriSign, Inc.	303,003	10,138,480
VistaPrint Ltd. (a)	372,721	17,834,700
WebMD Health Corp. (a)	282,360	12,869,969
		150,293,200
IT Services - 2.3%
Computer Task Group, Inc. (a)	13,408	176,583
Fiserv, Inc. (a)	622,753	39,003,020
MasterCard, Inc. Class A	136,492	41,130,499
Wipro Ltd. sponsored ADR (e)	466,700	6,146,439
		86,456,541
Office Electronics - 0.9%
Xerox Corp.	3,481,265	36,239,969
Semiconductors & Semiconductor Equipment - 5.3%
Aixtron AG	40	1,365
Altera Corp.	303,476	14,066,113
Applied Materials, Inc.	6,294,217	81,887,763
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Entegris, Inc. (a)	2,074,963	$ 20,998,626
Kontron AG	1,177,422	12,569,755
Marvell Technology Group Ltd. (a)	1,900,369	28,058,948
PMC-Sierra, Inc. (a)	3,871,424	29,306,680
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,805,500	11,230,210
		198,119,460
Software - 5.1%
ebix.com, Inc. (a)	19,643	374,199
Electronic Arts, Inc. (a)	794,134	18,741,562
Intuit, Inc. (a)	1,126,649	58,428,017
Kingdee International Software Group Co. Ltd.	19,099,200	10,259,216
Longtop Financial Technologies Ltd. ADR (a)(e)	1,397,200	2,644,900
NetSuite, Inc. (a)	54	2,117
Rovi Corp. (a)	1,067,755	61,246,427
Solera Holdings, Inc.	249,870	14,782,309
Ubisoft Entertainment SA (a)(e)	2,191,681	21,973,627
VanceInfo Technologies, Inc. ADR (a)(e)	148,800	3,438,768
		191,891,142
TOTAL INFORMATION TECHNOLOGY		828,182,885
MATERIALS - 5.4%
Chemicals - 0.3%
Zoltek Companies, Inc. (a)(e)	1,173,505	12,357,008
Metals & Mining - 5.1%
Barrick Gold Corp.	119,500	5,426,073
Centerra Gold, Inc.	209,900	3,482,372
Eldorado Gold Corp.	176,100	2,598,406
Goldcorp, Inc.	288,700	13,965,009
IAMGOLD Corp.	1,552,800	29,207,582
Kinross Gold Corp.	2,831,849	44,721,133
Kinross Gold Corp. warrants 9/17/14 (a)	35,453	90,066
Newcrest Mining Ltd.	1,404,727	56,812,744
Newmont Mining Corp.	472,752	25,514,425
Yamana Gold, Inc.	667,333	7,791,549
		189,609,359
TOTAL MATERIALS		201,966,367
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc. (a)	592,731	$ 25,119,940
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	190,630	3,074,862
TOTAL COMMON STOCKS (Cost $2,841,169,737)		3,278,421,993
Nonconvertible Bonds - 0.0%
Principal Amount (d)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (f) (Cost $29,180)	INR	10,968	40,795
Money Market Funds - 14.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	442,290,688	442,290,688
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	97,535,264	97,535,264
TOTAL MONEY MARKET FUNDS (Cost $539,825,952)		539,825,952
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,381,024,869)		3,818,288,740
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(62,044,443)
NET ASSETS - 100%		$ 3,756,244,297
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's Financial Statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 485,277
Fidelity Securities Lending Cash Central Fund	383,835
Total	$ 869,112
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 576,631,127	$ 575,018,685	$ 1,612,442	$ -
Consumer Staples	62,643,971	60,698,533	1,945,438	-
Energy	363,815,142	363,383,738	431,404	-
Financials	361,508,824	307,868,988	53,639,836	-
Health Care	703,149,266	702,035,683	1,113,583	-
Industrials	152,329,609	128,397,732	23,931,876	1
Information Technology	828,182,885	796,286,410	29,251,575	2,644,900
Materials	201,966,367	201,966,367	-	-
Telecommunication Services	25,119,940	25,119,940	-	-
Utilities	3,074,862	3,074,862	-	-
Corporate Bonds	40,795	-	40,795	-
Money Market Funds	539,825,952	539,825,952	-	-
Total Investments in Securities:	$ 3,818,288,740	$ 3,703,676,890	$ 111,966,949	$ 2,644,901
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(47,905,796)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	50,550,696
Transfers out of Level 3	-
Ending Balance	$ 2,644,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (47,905,796)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.0%
Canada	4.0%
India	3.4%
Bermuda	2.7%
Netherlands	1.9%
Cayman Islands	1.8%
Japan	1.6%
Australia	1.5%
France	1.4%
Switzerland	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $254,193,303 of which $1,322,836, $51,204,865 and $201,665,602 will expire in fiscal 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $94,665,459) - See accompanying schedule: Unaffiliated issuers (cost $2,841,198,917)	$ 3,278,462,788
Fidelity Central Funds (cost $539,825,952)	539,825,952
Total Investments (cost $3,381,024,869)		$ 3,818,288,740
Foreign currency held at value (cost $16)		16
Receivable for investments sold		41,723,051
Receivable for fund shares sold		7,392,937
Dividends receivable		1,906,209
Interest receivable		805
Distributions receivable from Fidelity Central Funds		71,614
Other receivables		88,649
Total assets		3,869,472,021

Liabilities
Payable to custodian bank	$ 140,046
Payable for investments purchased	5,199,941
Payable for fund shares redeemed	5,820,277
Accrued management fee	1,707,762
Distribution and service plan fees payable	894,157
Other affiliated payables	1,004,421
Other payables and accrued expenses	925,856
Collateral on securities loaned, at value	97,535,264
Total liabilities		113,227,724

Net Assets		$ 3,756,244,297
Net Assets consist of:
Paid in capital		$ 3,215,722,444
Accumulated net investment loss		(7,139,767)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,150,017
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		436,511,603
Net Assets		$ 3,756,244,297

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,681,003,404 ÷ 92,617,938 shares)	$ 18.15

Maximum offering price per share (100/94.25 of $18.15)	$ 19.26
Class T: Net Asset Value and redemption price per share ($528,532,973 ÷ 29,339,393 shares)	$ 18.01

Maximum offering price per share (100/96.50 of $18.01)	$ 18.66
Class B: Net Asset Value and offering price per share ($77,576,122 ÷ 4,438,056 shares)A	$ 17.48

Class C: Net Asset Value and offering price per share ($328,767,512 ÷ 18,788,099 shares)A	$ 17.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,140,364,286 ÷ 62,008,818 shares)	$ 18.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 14,252,436
Interest		9,767
Income from Fidelity Central Funds		869,112
Total income		15,131,315

Expenses
Management fee	$ 10,309,250
Transfer agent fees	5,384,834
Distribution and service plan fees	5,488,080
Accounting and security lending fees	523,405
Custodian fees and expenses	158,406
Independent trustees' compensation	9,233
Registration fees	176,336
Audit	52,306
Legal	3,030
Miscellaneous	18,306
Total expenses before reductions	22,123,186
Expense reductions	(148,050)	21,975,136
Net investment income (loss)		(6,843,821)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	383,080,421
Foreign currency transactions	(127,707)
Total net realized gain (loss)		382,952,714
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $743,110)	(334,025,858)
Assets and liabilities in foreign currencies	51,751
Total change in net unrealized appreciation (depreciation)		(334,974,107)
Net gain (loss)		48,978,607
Net increase (decrease) in net assets resulting from operations		$ 42,134,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,843,821)	$ (4,813,431)
Net realized gain (loss)	382,952,714	220,312,624
Change in net unrealized appreciation (depreciation)	(334,974,107)	431,094,230
Net increase (decrease) in net assets resulting from operations	42,134,786	646,593,423
Distributions to shareholders from net realized gain	-	(3,659,426)
Share transactions - net increase (decrease)	330,956,532	706,448,934
Total increase (decrease) in net assets	373,091,318	1,349,382,931

Net Assets
Beginning of period	3,383,152,979	2,033,770,048
End of period (including accumulated net investment loss of $7,139,767 and accumulated net investment loss of $295,946, respectively)	$ 3,756,244,297	$ 3,383,152,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.90	$ 14.17	$ 10.30	$ 17.05	$ 16.17	$ 14.61
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	- K	.01	.02	.01
Net realized and unrealized gain (loss)	.28	3.78	3.93	(6.68)	2.40	1.72
Total from investment operations	.25	3.76	3.93	(6.67)	2.42	1.73
Distributions from net realized gain	-	(.03)	(.06)	(.08)	(1.54)	(.17)
Net asset value, end of period	$ 18.15	$ 17.90	$ 14.17	$ 10.30	$ 17.05	$ 16.17
Total Return B, C, D	1.40%	26.56%	38.17%	(39.30)%	15.02%	11.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.16%	1.18%	1.22%	1.14%	1.22%
Expenses net of fee waivers, if any	1.16% A	1.16%	1.18%	1.22%	1.14%	1.22%
Expenses net of all reductions	1.15% A	1.15%	1.17%	1.21%	1.13%	1.20%
Net investment income (loss)	(.34)% A	(.13)%	-% H	.04%	.12%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,681,003	$ 1,525,295	$ 790,594	$ 515,659	$ 722,244	$ 443,523
Portfolio turnover rate G	85% A	42%	60%	147% J	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.79	$ 14.11	$ 10.26	$ 17.01	$ 16.12	$ 14.58
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.03)	(.03)	(.01)	(.01)
Net realized and unrealized gain (loss)	.27	3.76	3.91	(6.64)	2.38	1.72
Total from investment operations	.22	3.71	3.88	(6.67)	2.37	1.71
Distributions from net realized gain	-	(.03)	(.03)	(.08)	(1.48)	(.17)
Net asset value, end of period	$ 18.01	$ 17.79	$ 14.11	$ 10.26	$ 17.01	$ 16.12
Total Return B, C, D	1.24%	26.31%	37.82%	(39.39)%	14.74%	11.71%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35% A	1.37%	1.42%	1.43%	1.33%	1.37%
Expenses net of fee waivers, if any	1.35% A	1.37%	1.42%	1.43%	1.33%	1.37%
Expenses net of all reductions	1.34% A	1.37%	1.41%	1.42%	1.32%	1.34%
Net investment income (loss)	(.53)% A	(.34)%	(.23)%	(.18)%	(.06)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,533	$ 523,899	$ 416,952	$ 311,520	$ 597,895	$ 606,383
Portfolio turnover rate G	85% A	42%	60%	147% I	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.31	$ 13.81	$ 10.07	$ 16.79	$ 15.95	$ 14.49
Income from Investment Operations
Net investment income (loss) E	(.10)	(.13)	(.09)	(.10)	(.11)	(.11)
Net realized and unrealized gain (loss)	.27	3.66	3.83	(6.54)	2.35	1.71
Total from investment operations	.17	3.53	3.74	(6.64)	2.24	1.60
Distributions from net realized gain	-	(.03)	-	(.08)	(1.40)	(.14)
Net asset value, end of period	$ 17.48	$ 17.31	$ 13.81	$ 10.07	$ 16.79	$ 15.95
Total Return B, C, D	.98%	25.58%	37.14%	(39.73)%	14.05%	11.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.91%	1.96%	1.99%	1.92%	2.01%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.96%	1.99%	1.92%	2.00%
Expenses net of all reductions	1.90% A	1.91%	1.95%	1.98%	1.91%	1.98%
Net investment income (loss)	(1.09)% A	(.88)%	(.78)%	(.74)%	(.65)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,576	$ 83,330	$ 73,184	$ 57,954	$ 105,828	$ 92,932
Portfolio turnover rate G	85% A	42%	60%	147% I	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.32	$ 13.81	$ 10.07	$ 16.80	$ 15.96	$ 14.49
Income from Investment Operations
Net investment income (loss) E	(.09)	(.13)	(.09)	(.10)	(.11)	(.10)
Net realized and unrealized gain (loss)	.27	3.67	3.83	(6.55)	2.36	1.71
Total from investment operations	.18	3.54	3.74	(6.65)	2.25	1.61
Distributions from net realized gain	-	(.03)	-	(.08)	(1.41)	(.14)
Net asset value, end of period	$ 17.50	$ 17.32	$ 13.81	$ 10.07	$ 16.80	$ 15.96
Total Return B, C, D	1.04%	25.65%	37.14%	(39.77)%	14.14%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.88%	1.94%	1.98%	1.89%	1.96%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.94%	1.98%	1.89%	1.96%
Expenses net of all reductions	1.86% A	1.88%	1.93%	1.97%	1.88%	1.94%
Net investment income (loss)	(1.04)% A	(.85)%	(.76)%	(.73)%	(.62)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,768	$ 299,688	$ 217,164	$ 156,528	$ 280,738	$ 215,143
Portfolio turnover rate G	85% A	42%	60%	147% I	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.12	$ 14.31	$ 10.39	$ 17.15	$ 16.25	$ 14.64
Income from Investment Operations
Net investment income (loss) D	(.01)	.02	.03	.04	.07	.05
Net realized and unrealized gain (loss)	.28	3.82	3.98	(6.72)	2.41	1.73
Total from investment operations	.27	3.84	4.01	(6.68)	2.48	1.78
Distributions from net realized gain	-	(.03)	(.09)	(.08)	(1.58)	(.17)
Net asset value, end of period	$ 18.39	$ 18.12	$ 14.31	$ 10.39	$ 17.15	$ 16.25
Total Return B, C	1.49%	26.86%	38.55%	(39.13)%	15.29%	12.15%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.90%	.95%	.97%	.89%	.96%
Expenses net of fee waivers, if any	.91% A	.90%	.95%	.97%	.89%	.96%
Expenses net of all reductions	.90% A	.90%	.94%	.96%	.88%	.94%
Net investment income (loss)	(.08)% A	.13%	.23%	.28%	.38%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,140,364	$ 950,940	$ 535,875	$ 402,675	$ 492,774	$ 308,470
Portfolio turnover rate F	85% A	42%	60%	147%H	111%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), foreign currency transactions, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 617,830,212
Gross unrealized depreciation	(189,803,129)
Net unrealized appreciation (depreciation) on securities and other investments	$ 428,027,083

Tax cost	$ 3,390,261,657

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,680,691,620 and $1,332,511,597, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,077,581	$ 54,584
Class T	.25%	.25%	1,358,126	17,994
Class B	.75%	.25%	412,709	310,585
Class C	.75%	.25%	1,639,664	344,881
			$ 5,488,080	$ 728,044

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 216,494
Class T	44,438
Class B*	55,836
Class C*	14,111
$ 330,879

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,539,570.31
Class T	660,177.24
Class B	125,686.30
Class C	422,601.26
Institutional Class	1,636,800.30
	$ 5,384,834

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,426 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,922 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $383,835, including $399 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $147,933 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $117.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net realized gain
Class A	$ -	$ 1,428,177
Class T	-	728,544
Class B	-	132,104
Class C	-	392,552
Institutional Class	-	978,049
Total	$ -	$ 3,659,426

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	19,610,889	45,882,673	$ 360,396,556	$ 705,546,397
Reinvestment of distributions	-	97,533	-	1,322,558
Shares redeemed	(12,189,970)	(16,568,250)	(223,906,605)	(259,301,680)
Net increase (decrease)	7,420,919	29,411,956	$ 136,489,951	$ 447,567,275
Class T
Shares sold	4,874,919	8,992,193	$ 88,761,394	$ 140,576,744
Reinvestment of distributions	-	52,213	-	704,876
Shares redeemed	(4,990,819)	(9,139,873)	(91,124,853)	(139,865,239)
Net increase (decrease)	(115,900)	(95,467)	$ (2,363,459)	$ 1,416,381
Class B
Shares sold	140,565	710,595	$ 2,485,693	$ 10,561,863
Reinvestment of distributions	-	9,456	-	124,824
Shares redeemed	(517,363)	(1,206,459)	(9,153,275)	(18,193,766)
Net increase (decrease)	(376,798)	(486,408)	$ (6,667,582)	$ (7,507,079)
Class C
Shares sold	3,501,463	4,792,532	$ 62,208,123	$ 73,941,811
Reinvestment of distributions	-	26,366	-	348,036
Shares redeemed	(2,014,829)	(3,239,576)	(35,641,513)	(48,201,255)
Net increase (decrease)	1,486,634	1,579,322	$ 26,566,610	$ 26,088,592
Institutional Class
Shares sold	16,719,185	25,453,369	$ 310,484,725	$ 404,320,606
Reinvestment of distributions	-	60,911	-	833,868
Shares redeemed	(7,198,642)	(10,486,374)	(133,553,713)	(166,270,709)
Net increase (decrease)	9,520,543	15,027,906	$ 176,931,012	$ 238,883,765

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMPI-USAN-0811
1.801447.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011